Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000249165
Shareholder Report [Line Items]
Fund Name	Anydrus Advantage ETF
Trading Symbol	NDOW
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	1-877-694-3532
Additional Information Website	https://anydrusfunds.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Anydrus Advantage ETF	$97	1.85%

     *Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.85%
AssetsNet	$ 51,487,051
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 277,457
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,487,051
Number of Portfolio Holdings	144
Net Investment Advisory Fees	$277,457
Portfolio Turnover Rate	142%

Holdings [Text Block]

Portfolio Composition

Investments	Percentage of Total Investments (%)
Common Stocks	40.8
Exchange-Traded Funds	59.2
Total	100.0